Acquisitions of businesses and purchase accounting - Purchase Price Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Acquisitions of businesses and purchase accounting
Beginning Balance	$ 2,516	$ 1,417
Addition from acquisitions	7,155	2,335
Accretion of interest	102	38
Derecognition of purchase price payable	(178)
Payments	(3,817)	(1,274)
Ending Balance	5,778	2,516
Contingent consideration, Current	$ 5,778	2,383	$ 857
Contingent consideration, Non-Current		$ 133	$ 560